UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Advisor Class Shares - SPRDX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Advisor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Advisor Class Shares	$50	1.00%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

SIM-SA-TSR-2024-1

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Institutional Class Shares - SPRNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Institutional Class Shares	$30	0.60%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

SIM-SA-TSR-2024-2

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Investor Class Shares - SPRVX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Investor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Investor Class Shares	$38	0.75%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

SIM-SA-TSR-2024-3

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II

SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	12
Approval of Investment Advisory Agreement (Form N-CSRS Item 11)	25

The Fund files its complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Fund’s website at https://sprucegrove.com/mutual-fund-documents/.

Sprucegrove Investment Management Ltd.’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (844) 777-8234 and on the Fund’s website at https://sprucegrove.com/mutual-fund-documents/.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

SECTOR WEIGHTING†

† Percentages are based on total investments
SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%
	Shares	Value
AUSTRALIA — 1.0%
National Australia Bank Ltd	64,035	$1,549,406

BRAZIL — 2.4%
Ambev SA ADR	734,300	1,505,315
Banco Bradesco SA ADR	658,099	1,474,142
Odontoprev SA	284,400	585,753
		3,565,210

CANADA — 3.9%
CAE Inc *	53,700	997,199
North West Co Inc	40,069	1,213,476
Saputo Inc	51,100	1,147,215
Stella-Jones Inc	20,200	1,317,831
Toronto-Dominion Bank	19,100	1,049,736
		5,725,457

CHINA — 2.0%
Alibaba Group Holding Ltd	127,400	1,150,409
Tencent Holdings Ltd	37,900	1,807,767
		2,958,176

FINLAND — 0.7%
Nokian Renkaat Oyj	133,622	1,101,284

FRANCE — 3.4%
Air Liquide SA	11,905	2,057,861
Kering SA	2,626	952,683
TotalEnergies SE	30,456	2,034,534
		5,045,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
GERMANY — 8.6%
BASF SE	39,220	$1,899,315
Bayerische Motoren Werke AG	19,376	1,835,326
Fresenius Medical Care AG	57,350	2,197,991
FUCHS SE *	21,840	779,457
Henkel AG & Co KGaA	31,000	2,440,330
SAP SE	17,850	3,625,671
		12,778,090

HONG KONG — 5.6%
AIA Group Ltd	457,000	3,102,313
Hongkong Land Holdings Ltd	175,000	565,250
Jardine Matheson Holdings Ltd	53,900	1,906,982
Techtronic Industries Co Ltd	92,000	1,051,105
Xinyi Glass Holdings Ltd	1,527,494	1,674,738
		8,300,388

INDIA — 4.0%
Adani Ports & Special Economic Zone Ltd	126,790	2,247,439
HDFC Bank Ltd	123,396	2,491,674
UPL Ltd	181,770	1,244,352
		5,983,465

IRELAND — 2.3%
Ryanair Holdings PLC ADR	28,800	3,353,472

ITALY — 1.1%
Brembo NV	153,838	1,690,643

JAPAN — 15.1%
Ain Holdings Inc	37,100	1,381,044
Denso Corp	148,900	2,312,273
FANUC Corp	16,900	463,211
Kubota Corp	173,100	2,421,205
Makita Corp	75,400	2,049,290
MISUMI Group Inc	134,200	2,294,648
Nihon Kohden Corp	161,400	2,331,801
Nitto Denko Corp	38,800	3,065,697
Omron Corp	74,559	2,562,705
Seria Co Ltd	74,000	1,342,360
Toyota Motor Corp	106,600	2,180,244
		22,404,478

NETHERLANDS — 2.1%
Koninklijke Vopak NV	45,580	1,893,447

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
SBM Offshore NV	80,262	$1,230,102
		3,123,549

NORWAY — 0.9%
Bakkafrost P/F	24,954	1,270,258

PANAMA — 1.6%
Copa Holdings SA, Cl A	24,400	2,322,392

SINGAPORE — 4.0%
Sembcorp Industries Ltd	325,200	1,154,187
United Overseas Bank Ltd	102,530	2,370,238
Venture Corp Ltd	222,400	2,333,538
		5,857,963

SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd GDR	1,952	2,888,960

SPAIN — 0.5%
Viscofan SA	12,031	792,998

SWEDEN — 1.7%
Assa Abloy AB, Cl B	91,575	2,590,685

SWITZERLAND — 9.9%
Cie Financiere Richemont SA, Cl A	10,870	1,696,547
Holcim AG	11,720	1,038,445
Novartis AG	33,660	3,602,362
Roche Holding AG	15,060	4,181,471
Sandoz Group AG	82,444	2,985,452
Swatch Group AG	5,520	1,130,599
		14,634,876

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	68,000	2,024,814

UNITED KINGDOM — 17.8%
Berkeley Group Holdings PLC	48,406	2,807,386
Croda International PLC	23,286	1,162,122
HSBC Holdings PLC	380,803	3,331,307
IMI PLC	133,730	2,981,996
Renishaw PLC	27,855	1,302,820
RS GROUP PLC	173,123	1,534,095
Shell PLC	64,815	2,321,961
Smith & Nephew PLC	246,618	3,057,006
Smiths Group PLC	124,440	2,682,032
Travis Perkins PLC	176,185	1,712,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Victrex PLC	81,235	$1,176,813
Weir Group PLC	91,910	2,305,070
		26,375,283

VIETNAM — 0.6%
Vietnam Dairy Products JSC	347,200	893,404

TOTAL COMMON STOCK
(Cost $128,933,519)		137,230,329

PREFERRED STOCK — 2.9%

GERMANY — 2.9%
FUCHS SE (A)	56,104	2,566,335
Jungheinrich AG (A)	51,540	1,699,127
		4,265,462

TOTAL PREFERRED STOCK
(Cost $3,393,524)		4,265,462

TOTAL INVESTMENTS— 95.4%
(Cost $132,327,043)		$141,495,791

Percentages are based on Net Assets of $148,295,966.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
PLC — Public Limited Company

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $132,327,043)	$141,495,791
Foreign Currency, at Value (Cost $649,675)	615,705
Cash	5,753,987
Reclaim Receivable	966,178
Dividend and Interest Receivable	359,161
Receivable for Investment Securities Sold	150,594
Receivable for Capital Shares Sold	10
Other Prepaid Expenses	41,588
Total Assets	149,383,014
Liabilities:
Payable for Investment Securities Purchased	825,008
Payable to Investment Adviser	39,331
Payable to Administrator	9,016
Unrealized Loss on Foreign Spot Currency Contracts	330
Chief Compliance Officer Fees Payable	1,311
Accrued Foreign Capital Gains Tax on Appreciated Securities	155,314
Other Accrued Expenses and Other Payables	56,738
Total Liabilities	1,087,048
Commitments and Contingencies †
Net Assets	$148,295,966
Net Assets Consist of:
Paid-in Capital	$132,121,441
Total Distributable Earnings	16,174,525
Net Assets	$148,295,966
Institutional Class Shares:
Net Assets	$148,180,586
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,990,209
Net Asset Value, Offering and Redemption Price Per Share	$74.45
Investor Class Shares:
Net Assets	$105,200
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,414
Net Asset Value, Offering and Redemption Price Per Share	$74.38	*
Advisor Class Shares:
Net Assets	$10,180
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	137
Net Asset Value, Offering and Redemption Price Per Share	$74.07	*

†	See Note 5 in the Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

FOR THE SIX MONTHS ENDED

JUNE 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,069,174
Interest	77,617
Less: Foreign Taxes Withheld	(242,641)
Total Investment Income	2,904,150
Expenses:
Investment Advisory Fees	369,095
Administration Fees (see Note 4)	54,699
Trustees' Fees (Form N-CSR Item 10)	18,805
Chief Compliance Officer Fees	3,682
Shareholder Serving Fees Investor Class Shares (see Note 4)	78
Shareholder Serving Fees Advisor Class Shares (see Note 4)	7
Distribution Fees, Advisor Class Shares (see Note 4)	13
Transfer Agent Fees (see Note 4)	29,246
Registration and Filing Fees	25,930
Legal Fees	22,065
Custodian Fees (see Note 4)	17,455
Audit Fees	13,068
Printing Fees	7,356
Other Expenses	13,219
Total Expenses	574,718
Less:
Waiver of Investment Advisory Fees (see Note 5)	(131,699)
Net Expenses	443,019
Net Investment Income	2,461,131
Net Realized Gain (Loss) on:
Investments	5,715,155
Foreign Currency Transactions	(12,724)
Net Realized Gain (Loss)	5,702,431
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,313,633)
Foreign Capital Gains Tax on Appreciated Securities	12,343
Foreign Currency Translation	(65,409)
Net Change in Unrealized Appreciation (Depreciation)	(6,366,699)
Net Realized and Unrealized Gain (Loss)	(664,268)
Net Increase in Net Assets Resulting from Operations	$1,796,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$2,461,131	$4,120,606
Net Realized Gain on Investments	5,702,431	7,881,279
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,366,699)	14,451,792
Net Increase in Net Assets Resulting From Operations	1,796,863	26,453,677
Distributions:
Institutional Class Shares	–	(8,706,573)
Investor Class Shares	–	(5,973)
Advisor Class Shares	–	(580)
Total Distributions	–	(8,713,126)
Capital Share Transactions:
Institutional Class Shares
Issued	–	206,642
Reinvestment of Distributions	–	8,706,172
Redeemed	(1,759,400)	(41,513,492)
Net Institutional Class Shares Transactions	(1,759,400)	(32,600,678)
Investor Class Shares
Reinvestment of Distributions	–	5,973
Net Investor Class Shares Transactions	–	5,973
Advisor Class Shares
Reinvestment of Distributions	–	580
Net Advisor Class Shares Transactions	–	580
Net Decrease in Net Assets From Capital Share Transactions	(1,759,400)	(32,594,125)
Total Increase (Decrease) in Net Assets	37,463	(14,853,574)
Net Assets:
Beginning of Period/Year	148,258,503	163,112,077
End of Period/Year	$148,295,966	$148,258,503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Share Transactions:
Institutional Class Shares
Issued	–	2,852
Reinvestment of Distributions	–	118,266
Redeemed	(23,685)	(568,013)
Total Institutional Class Shares Transactions	(23,685)	(446,895)
Investor Class Shares
Reinvestment of Distributions	–	81
Total Investor Class Shares Transactions	–	81
Advisor Class Shares
Reinvestment of Distributions	–	8
Total Advisor Class Shares Transactions	–	8
Net Decrease in Shares Outstanding From Share Transactions	(23,685)	(446,806)

Amounts designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Institutional Class Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022(1)	Period Ended December 31, 2021(2)
Net Asset Value, Beginning of Period/Year	$73.56		$66.25	$83.69	$87.86
Income (Loss) from Investment Operations:
Net Investment Income*	1.23		1.92	2.40	2.05
Net Realized and Unrealized Gain (Loss)	(0.34)		9.91	(12.08)	(1.84)
Total from Investment Operations	0.89		11.83	(9.68)	0.21
Dividends and Distributions:
Net Investment Income	—		(2.05)	(3.58)	(1.98)
Return of Capital	—		—	(4.18)	—
Capital Gains	—		(2.47)	— ^	(2.40)
Total Dividends and Distributions	—		(4.52)	(7.76)	(4.38)
Net Asset Value, End of Period/Year	$74.45		$73.56	$66.25	$83.69
Total Return†	1.22%		17.96%	(11.61)%	0.31%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$148,181		$148,145	$163,015	$433,286
Ratio of Net Expenses to Average Net Assets	0.60	%††	0.60%	0.22%#	0.02%††
Ratio of Gross Expenses to Average Net Assets	0.78	%††	0.82%	0.36%	0.11%††
Ratio of Net Investment Income to Average Net Assets	3.33	%††	2.65%	3.14%	2.93%††
Portfolio Turnover Rate‡	14%		14%	17%	15%

*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
#

Expense ratio reflects a "blended" rate where the Institutional Class Shares previously operated at a lower rate prior to the re-organization (see Note 1). After the re-organization the Institutional Class Shares operated at its current annualized rate of 0.60%.

(1)

Due to a reorganization, activity prior to June 1, 2022 includes activity from the Sprucegrove International Equity Master Fund. Please refer to Note 1 in Notes to Financial Statements for more detail.

(2)	Inception date of the Class was March 22, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Investor Class Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022**
Net Asset Value, Beginning of Period/Year	$73.54		$66.24	$77.90
Income (Loss) from Investment Operations:
Net Investment Income*	1.18		1.76	0.54
Net Realized and Unrealized Gain (Loss)	(0.34)		9.96	(4.50)
Total from Investment Operations	0.84		11.72	(3.96)
Dividends and Distributions:
Net Investment Income	—		(1.95)	(3.52)
Return of Capital	—		—	(4.18)
Capital Gains	—		(2.47)	— ^
Total Dividends and Distributions	—		(4.42)	(7.70)
Net Asset Value, End of Period/Year	$74.38		$73.54	$66.24
Total Return†	1.16%		17.78%	(5.13)%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$105		$104	$88
Ratio of Net Expenses to Average Net Assets	0.75	%††	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.93	%††	0.97%	1.09%††
Ratio of Net Investment Income to Average Net Assets	3.19	%††	2.43%	1.31%††
Portfolio Turnover Rate‡	14%		14%	17%

*	Per share calculations were performed using average shares for the period.
**	Inception date of the Class was May 31, 2022.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Advisor Class Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022**
Net Asset Value, Beginning of Period/Year	$73.32		$66.23	$77.90
Income (Loss) from Investment Operations:
Net Investment Income*	1.08		1.57	0.44
Net Realized and Unrealized Gain (Loss)	(0.33)		9.93	(4.51)
Total from Investment Operations	0.75		11.50	(4.07)
Dividends and Distributions:
Net Investment Income	—		(1.94)	(3.42)
Return of Capital	—		—	(4.18)
Capital Gains	—		(2.47)	— ^
Total Dividends and Distributions	—		(4.41)	(7.60)
Net Asset Value, End of Period/Year	$74.07		$73.32	$66.23
Total Return†	1.02%		17.46%	(5.27)%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$10		$10	$9
Ratio of Net Expenses to Average Net Assets	1.00	%††	1.01%	1.01%††
Ratio of Gross Expenses to Average Net Assets	1.19	%††	1.24%	1.34%††
Ratio of Net Investment Income to Average Net Assets	2.94	%††	2.16%	1.06%††
Portfolio Turnover Rate‡	14%		14%	17%

*	Per share calculations were performed using average shares for the period.
**	Inception date of the Class was May 31, 2022.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 12 funds. The financial statements herein are those of the Sprucegrove International Equity Fund (the “Fund”). The investment objective of the Fund is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

Investor Class and Advisor Class commenced operations on May 31, 2022.

On June 1, 2022, the Sprucegrove International Equity Master Fund (the “Master Fund”) was rebranded as the Sprucegrove International Equity Fund (the “Fund”). The Master Fund Share Class was fully exchanged into the Institutional Class Shares. The prior history for the Institutional Class reflects that of the Master Fund, which was established on March 22, 2021. As part of this event, 1,944,658 shares were redeemed out of the Master Class at a cost of $151,483,827 and exchanged into the Institutional Class for the same shares and dollars. Immediately prior to the aforementioned transaction, the remaining shareholder was redeemed as part of an in-kind transaction.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination — The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00

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p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive any purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when purchasing or redeeming shares is not available.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The Fund calculates its NAV once each Business Day, as of the close of business, on a daily basis.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such

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securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

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●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties.

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Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses

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are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of June 30, 2024, there were no forward foreign currency contracts held by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on

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the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2024, Sprucegrove International Equity Fund paid $54,699 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Advisor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares or Investor Class Shares of the Fund.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Investor Class Shares and the Advisor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the six months ended June 30, 2024, the Sprucegrove International Equity Fund paid $85 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the six months ended June 30, 2024, the Fund paid $29,246 for these services.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by

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the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Class Shares, Investor Class Shares and Advisor Class Shares from exceeding 0.60% of the average daily net assets of the Fund’s share classes until May 30, 2025. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 30, 2025. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

As of June 30, 2024, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

Fiscal Year	Subject to Repayment until June 30:	Amount
2022	2025	$226,214
2023	2026	$337,952
2024	2027	$131,699

For the six months ended June 30, 2024, the Adviser did not recapture any previously waived fees.

6. Investment Transactions:

For the six months ended June 30, 2024, the purchases and sales of investment securities, long-term U.S. Government and short-term investments were as follows:

Purchases	$19,352,336
Sales	22,870,709

There were no purchases or sales of long-term U.S. Government securities by the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly

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from distributions during the year. The book/tax differences may be temporary or permanent.

As of December 31, 2023, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$64,813
Undistributed Long-Term Capital Gains	229,447
Unrealized Appreciation	14,083,404
Other Temporary Differences	(2)
Total Distributable Earnings	$14,377,662

During the year ended December 31, 2023, the Fund utilized $3,070,942 of short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at June 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$132,327,043	$23,537,972	$(14,369,224)	$9,168,748

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect

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the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such

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fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

9. Other:

At June 30, 2024, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding, are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Equity Fund, Institutional Class	3	88%
International Equity Fund, Investor Class	1	100%
International Equity Fund, Advisor Class	1	100%

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Form N-CSRS Item 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE

INTERNATIONAL EQUITY FUND

JUNE 30, 2024

(Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Sprucegrove International Equity Fund

P.O. Box 219009

Kansas City, MO 64121

1-844-777-8234

Sprucegrove Investment Management Ltd.

181 University Ave, Suite 1300

Toronto, Ontario, Canada

M5H 3M7

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SIM-SA-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company's Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024